SHARE CAPITAL (Details 6)	12 Months Ended
	Dec. 31, 2020 CAD ($) yr $ / shares	Dec. 31, 2019 CAD ($) yr $ / shares
Disclosure of classes of share capital [abstract]
Risk-free interest rate	1.72%	2.20%
Share price at grant date	$ .25	$ 0.36
Exercise price	$ .27	$ .40
Expected life | yr	4.96	5.00
Expected volatility	69.10%	71.86%
Forfeiture rate	5.26%	5.00%
Expected dividend yield | $	$ 0	$ 0